Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
OPERATING ACTIVITIES
Net income	$ 20,047	$ 11,743
Non-cash items:
Unrealized (gain) loss on non-designated derivative instruments (note 10)	(3,818)	42,784
Depreciation and amortization	52,914	46,480
Write-down and loss on sale of vessels	12,600	27,439
Unrealized foreign currency exchange (gain) loss and other	(10,779)	4,888
Equity income, net of dividends received of $21,281 (2016 – $4,191)	15,901	(34,874)
Ineffective portion on qualifying cash flow hedging instruments included in interest expense	747	914
Change in operating assets and liabilities	7,395	(14,590)
Expenditures for dry docking	(11,042)	(2,356)
Net operating cash flow	83,965	82,428
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	166,663	131,645
Financing issuance costs	(2,077)	(420)
Scheduled repayments of long-term debt	(103,343)	(108,842)
Prepayments of long-term debt	(63,704)	(157,239)
Scheduled repayments of capital lease obligations	(19,045)	(9,319)
Decrease in restricted cash	6,222	2,284
Cash distributions paid	(28,274)	(22,732)
Dividends paid to non-controlling interest	(658)	(150)
Other	(605)	0
Net financing cash flow	(44,821)	(164,773)
INVESTING ACTIVITIES
Capital contributions to equity-accounted joint ventures	(96,960)	(20,167)
Return of capital from equity-accounted joint ventures	40,320	0
Receipts from direct financing leases	9,037	12,979
Proceeds from sale of vessels (notes 14a and 14b)	20,580	94,311
Proceeds from sale-leaseback of vessels	297,230	179,434
Expenditures for vessels and equipment	(244,387)	(159,195)
Net investing cash flow	25,820	107,362
Increase in cash and cash equivalents	64,964	25,017
Cash and cash equivalents, beginning of the period	126,146	102,481
Cash and cash equivalents, end of the period	$ 191,110	$ 127,498